Related Party Transactions and Balances (Details)				1 Months Ended		5 Months Ended	6 Months Ended
	Feb. 03, 2019 USD ($)	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)	May 20, 2019 USD ($)	Apr. 18, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Annual rental							$ 59,260
HLI [Member]
Annual rental		$ 84,447
Rental payments							39,091	$ 0
Term of lease		1 year	1 year
Outstanding rental payable						$ 77,104	$ 77,104			$ 42,223
Term of loans						Period of 12 months
Annual interest rate						8.00%	8.00%		8.00%
Net principal and interest							$ 737,040
Loan amount						$ 728,500	728,500
HLI [Member] | RMB Member
Annual rental | ¥			¥ 580,788
Loan amount | ¥									¥ 5,000,000
Digital Grid [Member]
Loans of principal amounts	$ 60,000				$ 25,000
Term of loans	Term of 12 months			Term of 12 months	Term of 12 months
Annual interest rate	3.50%			3.50%	3.50%
Unpaid interest income							1,023
Borrowed amount				$ 90,000
Interest expense							368
Net principal and interest							$ 4,345